Pension and other post-retirement benefits - components of net pension and other benefit expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan [line items]
Defined benefit expense	$ 5,350	$ 5,256
Defined contribution pension expense	12,939	12,410
Employee benefit expense	348,016	322,669
Pension plans [member]
Disclosure of fair value of plan [line items]
Current service cost	2,332	1,977
Interest income or cost	1,406	1,476
Administration cost	4	1
Defined benefit expense	3,742	3,454
Defined contribution pension expense	12,939	12,410
Employee benefit expense	16,681	15,864
Amount of actuarial losses (gains) recognized in other comprehensive income
Actuarial loss (gain)	(2,899)	6,673
Return on assets excluding interest income	(172)	(130)
Total actuarial losses (gains) recognized in other comprehensive income	(3,071)	6,543
Other Benefit Plans [Member]
Disclosure of fair value of plan [line items]
Current service cost	956	1,010
Interest income or cost	652	792
Administration cost	0	0
Defined benefit expense	1,608	1,802
Defined contribution pension expense	0	0
Employee benefit expense	1,608	1,802
Amount of actuarial losses (gains) recognized in other comprehensive income
Actuarial loss (gain)	(2,100)	(121)
Return on assets excluding interest income	0	0
Total actuarial losses (gains) recognized in other comprehensive income	$ (2,100)	$ (121)